SHAREHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Shareholders Equity
Summary of Options and Warrants

Weighted Average:	March 31, 2019	December 31, 2018
Risk-free interest rate	2.42%	2.42%
Expected lives (years)	10.0	10.0
Expected price volatility	161.40%	161.40%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%

The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:	2018	2017
Risk-free interest rate	2.42%	1.24%
Expected lives (years)	10.0	10.0
Expected price volatility	161.40%	161.40%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%